Outstanding Shares (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Outstanding Shares [Abstract]
Schedule of our authorized convertible preferred stock
	As of December 31,
	2020(1)	2019
Series Seed	4,000,000	4,000,000
Series Seed – 1	4,662,290	4,662,290
Series Seed – 2	8,484,214	8,484,214
Series Seed – 3	2,693,316	2,693,316
Series Seed – 4	941,868	941,868
Series A-1	18,610,884	18,610,884
Series A-2	20,881,506	20,881,506
Total authorized preferred stock	60,274,078	60,274,078

(1)      See liquidation preference for the respective redemption rates.

Schedule of our authorized common stock
	As of December 31,
	2020(1)		2019(1)
	Outstanding	Carry Value	Outstanding	Carry Value
Series Seed	4,000,000	$100,000	4,000,000	$100,000
Series Seed – 1	4,662,290	2,686,199	4,662,290	2,686,199
Series Seed – 2	8,311,455	5,740,492	8,311,455	5,740,492
Series Seed – 3	2,693,316	1,921,543	2,693,316	1,921,543
Series Seed – 4	941,868	750,000	941,868	750,000
Series A – 1	18,610,884	9,887,284	18,610,884	9,891,936
Series A – 2	19,334,723	24,846,935	11,368,817	14,600,569
Total outstanding preferred stock	58,554,536	$45,932,453	50,588,630	$$35,690,739

(1)      See liquidation preference for the respective redemption rates.

Schedule of our authorized common stock
	As of June 30, 2021			As of March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Total assets	$101,838	$—	$101,838	$92,229	$—	$92,229
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Accrued expenses and other current liabilities(1)	2,663	(271)	2,392	997	(191)	806
Total current liabilities	6,466	(546)	5,920	4,019	(116)	3,903
Accumulated deficit	(90,107)	546	(89,561)	(33,344)	116	(33,228)
Total shareholders’ deficit	(87,986)	546	(87,440)	(31,591)	116	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit	$101,838	$—	$101,838	$92,229	$—	$92,229

(1)     At June 30, 2021, accrued expenses and other payables and operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

	As of December 31,
	2020	2019
Class A	88,205,793	81,205,793
Class B	1,000	1,000
Total authorized common stock	88,206,793	81,206,793

Schedule of our outstanding common stock
	As of December 31,
	2020	2019
Class A	4,053,489	3,867,136
Class B	—	—
Total outstanding common stock	4,053,489	3,867,136